GREAT AMERICAN RESERVE INSURANCE COMPANY
                                A Conseco Company





                     GREAT AMERICAN RESERVE VARIABLE ANNUITY
                                    ACCOUNT E
--------------------------------------------------------------------------------
                              CONSECO SERIES TRUST






                                December 31, 1996
                        ANNUAL REPORT TO CONTRACT OWNERS

                        ANNUAL REPORT TO CONTRACT OWNERS
                                TABLE OF CONTENTS

                                December 31, 1996

--------------------------------------------------------------------------------

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E                                                PAGE

Statement of Assets and Liabilities as of December 31, 1996.....................................  1
Statements of Operations for the Years Ended December 31, 1996 and 1995.........................  3
Statements of Changes in Net Assets for the Years Ended December 31, 1996 and 1995..............  3
Notes to Financial Statements...................................................................  4
Report of Independent Accountants...............................................................  6

CONSECO CAPITAL MANAGEMENT, INC.
Report from the President.......................................................................  7
Report from the Asset Allocation Portfolio Adviser..............................................  7
Report from the Common Stock Portfolio Adviser..................................................  8
Report from the Corporate Bond Portfolio Adviser................................................  8
Report from the Government Securities Portfolio Adviser.........................................  9
Report from the Money Market Portfolio Adviser..................................................  9

CONSECO SERIES TRUST
Statement of Assets and Liabilities as of December 31, 1996..................................... 10
Statement of Operations for the Year Ended December 31, 1996.................................... 11
Statements of Changes in Net Assets for the Years Ended December 31, 1996 and 1995.............. 12
Statements of Investments in Securities as of December 31, 1996:
   Asset Allocation Portfolio................................................................... 14
   Common Stock Portfolio....................................................................... 16
   Corporate Bond Portfolio..................................................................... 18
   Government Securities Portfolio.............................................................. 20
   Money Market Portfolio....................................................................... 21
Notes to Financial Statements................................................................... 22
Report of Independent Accountants............................................................... 28

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------

                                                                                SHARES    COST      REPORTED VALUE
                                                                                ------    ----      --------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Growth Portfolio .............................................          2,228.2  $   75,938   $    76,493
       Leveraged AllCap Portfolio ...................................         66,983.2   1,253,918     1,296,794
       MidCap Portfolio .............................................          1,977.2      42,182        42,213
       Small Capitalization Portfolio ...............................         59,660.5   2,426,458     2,440,712
     Berger Institutional Products Trust:
       100 Fund .....................................................          6,895.0      69,671        71,639
       Growth and Income Fund .......................................          5,945.2      64,659        66,230
       Small Company Growth Fund ....................................          4,263.0      44,658        42,374
     Conseco Series Trust:
       Asset Allocation Portfolio ...................................        312,532.4   4,145,115     4,209,385
       Common Stock Portfolio .......................................        320,252.1   6,708,965     6,996,839
       Corporate Bond Portfolio .....................................        186,680.3   1,856,056     1,861,142
       Government Securities Portfolio ..............................         13,300.8     159,975       158,849
       Money Market Portfolio .......................................      1,254,757.8   1,254,758     1,254,758
     Dreyfus Stock Index Fund .......................................        128,076.3   2,438,791     2,597,387
     The Dreyfus Socially Responsible Growth Fund, Inc. .............         15,466.6     307,519       310,724
     Federated Insurance Series:
       High Income Bond Fund II .....................................         59,732.4     589,035       611,660
       International Equity Fund II .................................          9,154.6      98,715       102,166
       Utility Fund II ..............................................         30,856.6     339,890       364,416
     The Janus Aspen Series:
       Aggressive Growth Portfolio ..................................         77,020.9   1,411,595     1,404,861
       Growth Portfolio .............................................        129,029.6   1,924,726     2,001,249
       Worldwide Growth Portfolio ...................................        172,509.0   3,145,653     3,353,574
     The Van Eck Worldwide Insurance Trust:
       Gold and Natural Resources Fund ..............................         48,926.6     781,504       818,053
       Worldwide Bond Fund ..........................................        166,197.3   1,809,105     1,844,790
       Worldwide Emerging Markets Fund ..............................         12,104.2     147,150       151,182
       Worldwide Hard Assets Fund ...................................        130,278.7   1,540,251     1,929,428
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         Total assets ...............................................                                 34,006,918
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Liabilities:
   Amounts due to Great American Reserve Insurance Company ..........                                     39,723
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         Net assets (Note 6) ........................................                                 33,967,195
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

   The accompanying notes are an integral part of these financial statements.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                                December 31, 1996

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                                                                           UNITS         UNIT VALUE   REPORTED VALUE
                                                                           -----         ----------   --------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
     The Alger American Fund:
       Growth Portfolio .............................................      73,226.5      $1.043521      $  76,414
       Leveraged AllCap Portfolio ...................................     832,794.1       1.555302      1,295,246
       MidCap Portfolio .............................................      42,736.2       0.986695         42,168
       Small Capitalization Portfolio ...............................   1,946,992.8       1.252107      2,437,844
     Berger Institutional Products Trust:
       100 Fund .....................................................      69,521.1       1.029280         71,557
       Growth and Income Fund .......................................      59,956.1       1.103582         66,166
       Small Company Growth Fund ....................................      42,981.8       0.984692         42,324
     Conseco Series Trust:
       Asset Allocation Portfolio ...................................   2,475,992.2       1.698128      4,204,552
       Common Stock Portfolio .......................................   3,374,109.6       2.071274      6,988,704
       Corporate Bond Portfolio .....................................   1,540,494.1       1.206516      1,858,631
       Government Securities Portfolio ..............................     135,679.6       1.169361        158,658
       Money Market Portfolio .......................................   1,144,950.6       1.094516      1,253,167
     Dreyfus Stock Index Fund .......................................   1,862,979.9       1.392679      2,594,533
     The Dreyfus Socially Responsible Growth Fund, Inc...............     221,018.2       1.404343        310,386
     Federated Insurance Series:
       High Income Bond Fund II......................................     508,205.1       1.202161        610,945
       International Equity Fund II..................................      93,215.1       1.094819        102,054
       Utility Fund II ..............................................     294,881.5       1.234309        363,975
     The Janus Aspen Series:
       Aggressive Growth Portfolio ..................................   1,041,049.6       1.347927      1,403,258
       Growth Portfolio .............................................   1,466,042.4       1.363534      1,998,998
       Worldwide Growth Portfolio ...................................   2,173,780.7       1.541029      3,349,859
     The Van Eck Worldwide Insurance Trust:
       Gold and Natural Resources Fund ..............................     651,603.1       1.253925        817,061
       Worldwide Bond Fund ..........................................   1,790,258.5       1.029224      1,842,577
       Worldwide Emerging Markets Fund...............................     132,952.7       1.135940        151,026
       Worldwide Hard Assets Fund ...................................   1,257,325.2       1.532692      1,927,092
------------------------------------------------------------------------------------------------------------------------------------
         Net assets...............................................................................  $  33,967,195
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


   The accompanying notes are an integral part of these financial statements.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                            STATEMENTS OF OPERATIONS
                 For the Years Ended December 31, 1996 and 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    1996            1995
                                                                                                    ----            ----
Investment income:
   Dividends from investments in portfolio shares...........................................   $  1,880,859     $  268,996
Expenses:
   Mortality and expense risk fees..........................................................        211,735         17,815
   Administrative fees......................................................................         24,908          2,137
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.........................................................................        236,643         19,952
       Net investment income................................................................      1,644,216        249,044
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Net  realized  gains  (losses) and  unrealized  appreciation  (depreciation)  of investments in portfolio shares:
   Net realized gains on sales of investments in portfolio shares...........................        90,408          72,012
   Net change in unrealized appreciation (depreciation) of investments in portfolio shares .     1,416,628         (46,944)
------------------------------------------------------------------------------------------------------------------------------------
       Net gain on investments in portfolio shares .........................................      1,507,036         25,068
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         Net increase in net assets from operations ........................................   $  3,151,252     $  274,112
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


                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 1996 and 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   1996              1995
                                                                                                   ----              ----
Changes from operations:
   Net investment income....................................................................   $  1,644,216     $  249,044
   Net realized gains on sales of investments in portfolio shares ..........................         90,408         72,012
   Net change in unrealized appreciation (depreciation) of investments in portfolio shares .      1,416,628        (46,944)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations.............................................      3,151,252        274,112
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Changes from principal transactions:
   Net contract purchase payments...........................................................     26,259,253      4,933,143
   Contract redemptions.....................................................................       (523,287)        (9,667)
   Net transfers (to) from fixed account....................................................       (239,681)        42,904
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     Net increase in net assets from principal transactions.................................     25,496,285      4,966,380
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       Net increase in net assets...........................................................     28,647,537      5,240,492
Net assets, beginning of year...............................................................      5,319,658         79,166
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       Net assets, end of year (Note 6).....................................................    $33,967,195    $ 5,319,658
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


   The accompanying notes are an integral part of these financial statements.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                          NOTES TO FINANCIAL STATEMENTS
                               December 31, 1996

--------------------------------------------------------------------------------
(1) GENERAL

   Great American Reserve Variable Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993 and commenced operations on July 25, 1994 as a segregated investment account for individual and group variable annuity contracts issued by Great American Reserve Insurance Company (the "Company") which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Effective June 1, 1995 (or June 1, 1996) the following investment options were available:

THE ALGER AMERICAN FUND

   Growth  Portfolio (June 1, 1996)
   Leveraged  AllCap Portfolio
   MidCap Portfolio (June 1, 1996)
   Small Capitalization Portfolio

BERGER INSTITUTIONAL PRODUCTS TRUST

   100 Fund (June 1, 1996)
   Growth and Income Fund (June 1, 1996)
   Small Company Growth Fund (June 1, 1996)

THE CONSECO SERIES TRUST

   Asset Allocation Portfolio
   Common Stock Portfolio
   Corporate Bond Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
FEDERATED INSURANCE SERIES

   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

THE JANUS ASPEN SERIES

   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

THE VAN ECK WORLDWIDE INSURANCE TRUST

   Gold and Natural Resources Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund (June 1, 1996)
   Worldwide Hard Assets Fund


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, with the exception of regional business holidays. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate costs of purchases of investments in portfolio shares for the years ended December 31, 1996 and 1995 were $29,565,192 and $6,575,469, respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 1996 and 1995 were $2,741,697 and $1,353,396, respectively.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                          NOTES TO FINANCIAL STATEMENTS
                               December 31, 1996

--------------------------------------------------------------------------------

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

   The Company deducts daily from Account E a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Account E, for assuming the mortality and expense risks. These fees were $211,735 and $17,815 for the years ended December 31, 1996 and 1995, respectively.

   Pursuant to an agreement between Account E and the Company (which may be terminated by the Company), the Company provides sales and administrative services to Account E. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30. These sales and administrative charges were $21,774 for the year ended December 31, 1996. The Company also deducts daily from Account E a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account E, for administrative expenses. These expenses were $24,908 and $2,137 for the years ended December 31, 1996 and 1995, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

(6) NET ASSETS

   Net assets consisted of the following at December 31, 1996:

-------------------------------------------------------------------------------
Proceeds from the sales of units since organization,
   less cost of units redeemed........................  $30,540,559
Undistributed net investment income...................    1,893,584
Undistributed net realized gains on sales of investments    162,421
Net unrealized appreciation of investments............    1,370,631
-------------------------------------------------------------------------------
     Total net assets.................................  $33,967,195

REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF GREAT
AMERICAN RESERVE INSURANCE COMPANY
AND CONTRACT OWNERS OF GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

   We have audited the accompanying statement of assets and liabilities of Great American Reserve Variable Annuity Account E (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned at December 31, 1996 by correspondence with custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great American Reserve Variable Annuity Account E as of December 31, 1996, and the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Coopers & Lybrand L.L.P
---------------------------
   Indianapolis, Indiana
   February 21, 1997

                        CONSECO CAPITAL MANAGEMENT, INC.

--------------------------------------------------------------------------------

REPORT FROM
THE PRESIDENT

   Dear Contract Owner:

   I am pleased to report on the performance of the Conseco Series Trust for Great American Reserve Variable Annuity Account E for 1996.

                                                          MORNINGSTAR
                                               YEARENDED   YEAR ENDED
                                             DECEMBER 31, DECEMBER 31,
PORTFOLIO                                        1996      1996 (1)
-------------------------------------------------------------------------------
Asset Allocation............................     26.50%     12.33%
Common Stock................................     42.96%     16.79%
Corporate Bond..............................      3.50%      2.86%
Government Securities.......................      1.31%      1.50%
Money Market................................      3.67%      3.79%
-------------------------------------------------------------------------------

Note: Past performance is not indicative of future results.

(1) Average Accumulation Unit Value Total Return for each respective peer group from Morningstar Variable Annuity/Life Performance Report through 12/31/96.

   The consistency and discipline of our investment process have provided you, the investor, with solid returns during another year of dynamic market activity. Both our fixed income and equity styles of investment management-which emphasize constructing a portfolio with securities that have been thoroughly researched by our analytic staff, and which we consider to be undervalued-held up well under the market's volatitility.

   The equity market, measured by the Standard & Poor's 500, provided a return in excess of 22% for 1996, while the Dow Jones Industrial Average continued to flirt with a new record at year-end of 6600. Cash flows into equity mutual funds set all time records during 1996. Even with the strength in the equity market, Tom Pence and his staff continue to find individual securities across various industries which we consider to be undervalued.

    Strong demand for U.S. dollar-denominated fixed income securities, coupled with a favorable inflation outlook, helped to lower interest rates during the second half of the year. The best performing fixed-income sectors included mortgage-backed securities, asset-backed securities and corporate bonds.

   We believe that this environment of low inflation and moderate economic growth bodes well for financial assets throughout the remainder of the decade. Over the shorter-term, however, we are concerned that wage pressures and rising energy prices could work their way into consumer prices and/or corporate earnings. Whatever the outcome, our disciplined approach to rational decision-making in a sometimes irrational world, ensures that we remain ready to respond on behalf of our contract owners to the dynamics of an ever-changing marketplace.

   Sincerely,


/s/ Maxwell E. Bublitz
----------------------
   Maxwell E. Bublitz
   President


REPORT FROM THE
ASSET ALLOCATION PORTFOLIO ADVISERS

   Our strategy in the Asset Allocation Portfolio has been to emphasize our growth equity style of investing which has represented approximately 55% of the total portfolio. Within the fixed-income portion of the portfolio, we have seen very strong performance during the second half of the year from the high yield sector, which includes our investments in UNYSIS, Peoples Telephone and Phar-Mor. In addition, we are finding value in Yankee issues as well as domestic bank/finance issues.

   Concerning the equity portion of the portfolio, we feel it is important to make several observations which have impacted our investment decisions. The general market did not exit 1996 cheap by any calculation. Much has been said about stock buybacks, lower dividend payouts and the attractiveness of U.S. equities versus those abroad. We think much of this is just noise. The current price/earnings ratio of around 22 times 1997 earnings is quite high, even after giving consideration to such aforementioned factors. Much of this profit cycle has been driven by the positive impact of lower interest rates and taxes on corporate profit margins. These factors, along with restrictions and technological advances, have expanded profit margins to levels which are going to be hard to improve upon in 1997.

   Despite the excess valuations in many segments of the market, we continue to find opportunities in selected areas. Our bottom up, research intensive approach during this period identified values in selected issues in energy, telecommunications, and technology, as well as in the capital goods sector. Tosco, Apache and Forest Oil were prominent in our portfolio and accounted for much of our energy holdings. Network General, Brightpoint, Ultrak, and GenRad all contributed as strong performers in telecommunications related holdings. Also, Miller Industries was significant as an investment in the capital goods sector and performed well during the period.

/s/ Greogry J. Hahn, CFA       /s/ Thomas J. Pence
------------------------      -------------------------
    Gregory J. Hahn, CFA           Thomas J. Pence
    Senior Vice President          Second Vice President
    Portfolio Manager              Portfolio Manager

                        CONSECO CAPITAL MANAGEMENT, INC.

--------------------------------------------------------------------------------

REPORT FROM THE
COMMON STOCK PORTFOLIO ADVISER

   As we look back upon the second half of 1996, we have to keep things in perspective by reminding ourselves how long we have been in the midst of economic expansion relative to historical market cycles. This is already the fourth longest expansion of the twentieth century. This is significant because in the three longer cycles, corporate earnings peaked out well in advance of each cycle's demise. Thus, if history offers any clues here, we are probably pretty close to some degree of deceleration in corporate profits. Happily, we can look back upon 1996 as another banner year of unabated growth in corporate profits and equity returns.

   As for returns during the second half of the year, the Standard & Poor's 500 (S & P 500) gained 11.68% and the Dow Jones Industrial Average gained 15.38%. Market performance was mostly led by a strong showing in the semiconductor and energy sectors with stocks such as Intel and Helmrich & Payne leading the way. Some of the worst performers for the period included trucking, broadcasting and manufactured housing.

   During the period we continued to stay focused on our bottom up research intensive approach. With this in mind, energy continued to play a prominent role in our portfolio with names such as Tosco, Apache and Forest Oil. In the areas of telecommunications and networking equipment, two of our more successful positions were Network General and Brightpoint. Capital goods also put in strong results in our portfolio with Miller Industries, which performed well throughout the period. Finally, technology had its' role in the second half of the year with names such as GenRad and Ultrak.

   Looking into 1997, investor uncertainty on the overall market remains quite high. Excessive valuations and sentiment readings as well as the ultimate duration of this profit cycle all cause us to question whether we can continue much longer without a significant correction. However, in spite of this tentative outlook on the performance of the market averages such as the S&P 500 and the Dow Jones Industrial Average, we remain committed to finding great businesses and great management teams that can grow their earnings significantly in excess of the average company in the market. To this end, we will continue to focus our research efforts in the months ahead on companies in the technology, energy and business services sectors. Additionally, we are intrigued by the opportunities for profit growth that exist in the textile, aerospace, healthcare and gold producer industries where we still see attractive valuations and developing insider buying patterns. We think that the possibility of a stronger dollar in 1997 could result in a significant leadership change in this market as domestically focused companies enjoy less pressure on unit volumes and profit margins than their international counterparts. Finally, we expect to continue to reduce our exposure to higher-end consumer products and services where we feel the overabundance of capital investment in this cycle has created over-capacity and excessive competition.


/s/ Thomas J. Pence
------------------------
    Thomas J. Pence
    Second Vice President
    Portfolio Manager


REPORT FROM THE
CORPORATE BOND PORTFOLIO ADVISER

   With interest rates declining over the last six months of the year, the fixed income markets provided good performance and a plethora of investment opportunities over the period. Returns in the second half of the year more than erased the negative returns during the first half of the year. For the year of 1996, the general market, measured by the Lehman Brothers Aggregate Index, returned 3.63% and was led by solid performance in the corporate mortgage-backed and asset-backed securities sectors.

   Even though spreads to treasuries remain tight, the bank and finance sector provided some of the better relative value opportunities. Heavy issuance toward year-end of Trust Preferred Securities provided investment opportunities in the long part of the yield curve. We invested in the issues of Morgan Stanley (A2/A-), Wells Fargo (A1/BBB), and First Chicago (A1/A-). Also, Standard Federal Bancorp (Baa3/BBB-) was acquired by ABN AMRO (Aa2/AA-) and spreads narrowed by over 40 basis points in anticipation of an upgrade to ABN AMRO's ratings.

   In the industrial sector, we continued to add to our position in Safeway (Ba2/BBB-) which we anticipate will be upgraded given the merger with Vons.

   We have selectively increased our exposure to Yankee securities given the improved liquidity and the relative value opportunities in the sector. During the period we invested in Ras Laffan Gas (A3/BBB+) and Southern Investments UK (Baa1/A) which both offer excellent relative value in the intermediate part of the yield curve. We also invested in the bonds of the Republic of South Africa (Baa3/BB-) which we believed were cheap at spreads of 195 basis points over U.S. Treasuries.

   The portfolio continues to emphasize a diverse group of corporate securities which we consider to be undervalued currently in the market. Also, while we consider the market for mortgage-backed securities fairly valued, we continue to look for opportunities in asset-backed securities and commercial mortgage-backed securities, particularly in the short end of the yield curve.

/s/ Gregory J. Hahn, CFA
------------------------
    Gregory J. Hahn, CFA
    Senior Vice President
    Portfolio Manager

                        CONSECO CAPITAL MANAGEMENT, INC.

--------------------------------------------------------------------------------

REPORT FROM THE
GOVERNMENT SECURITIES PORTFOLIO ADVISER

   The rising interest rate environment of the first half of 1996 changed dramatically in the third quarter. The unemployment report in early July showed signs of a weakening economy and interest rates reversed their course and began trending lower. The 30 year U.S. Treasury bond peaked on July 5th at 7.19%. Some market participants actually began looking toward an easing of monetary policy by the Federal Reserve Board and short term interest rates also began falling. The two year U.S. Treasury note peaked a few days later at 6.43%. Indications of a sluggish economic environment continued into the fourth quarter. The 30 year U.S. Treasury reached a low yield of 6.35% while the two year U.S. Treasury bottomed at 5.58%. Perceptions changed in early December. Fueled by Fed Chairman Alan Greenspan's now famous "irrational exuberance" comments, fears of a tightening of monetary policy were reawakened and sent interest rates rising. The year ended with long rates, as measured by the 30 year bond, at 6.64%. Short rates, as measured by the two year note, closed at 5.87%.

   Spread sectors were the best performers of 1996. Very strong demand for investments that provided incremental yield over U.S. Treasuries led to higher performance by the mortgage-backed securities (MBS), asset-backed securities
(ABS), and corporate bond markets. The Lehman Brothers Government Index returned 2.77% for 1996. In contrast, the Lehman Brothers Mortgage Index posted a return of 5.35%, and the Lehman Brothers Asset-Backed Index returned 5.05%. Even adjusting for the shorter duration of the Lehman mortgage and asset-backed indices, both outpaced U.S. Treasury securities by between 70 and 80 basis points. In addition to investors' appetite for extra yield, securities with embedded options such as MBS and callable agencies benefitted from falling volatility over the last half of 1996.

   Looking toward 1997, the market seems to be at a crossroads. Demand for both fixed income securities and equities is strong as money continues to pour in from retail mutual funds and institutional investors. Additionally, demand for U.S. Treasury securities from overseas continues to be strong. A risk here would be if the dollar cannot sustain its continued strength in the foreign exchange market. Other risks are lurking as well. Some investors are concerned that the strong showing of the economy in the fourth quarter will continue and lead to tighter monetary policy from the Federal Reserve. Expectations for Gross Domestic Product (GDP) growth for the fourth quarter are around four percent. With the current tightness in the labor markets, continued growth of this sort in 1997 will most certainly lead to increased inflationary pressures on the wage front. Energy prices also remain high furthering inflationary concerns. However, many economists feel that GDP growth in the fourth quarter was an aberration and look for sustainable growth in the range of 2.0% to 2.5%. Economic indicators in the early part of 1997 will hopefully give investors a clearer picture of the economic environment to be expected.

   We expect demand for spread products such as MBS and ABS to continue to be strong in 1997. The Government Securities Portfolio will continue to benefit from diversification with selective investments in these sectors. As is our strategy, we will invest in high-quality, liquid securities that provide superior relative value.


/s/ Joseph F. DeMichele
-------------------------
    Joseph F. DeMichele
    Vice President
    Portfolio Manager


   REPORT FROM THE
   MONEY MARKET PORTFOLIO ADVISER

   The Federal Open Market Committee (FOMC) met four times to discuss the economic and financial outlook and implementation of monetary policy during the second half of 1996. The main theme of the committee was the economy's inflation outlook. In the first two meetings, the FOMC stressed that the economy would not retain the strong growth seen in the first half of the year. The FOMC was absolutely correct. Growth of economic activity slowed considerably which posted a modest gain for the third and fourth quarter. This showing was attributed to the weakening of housing demand, net exports, and federal purchases of goods and services offsetting the increase in other sectors. Along with a slowing economy, the FOMC felt the pressures of the White House in an election year to not raise the Federal Funds target rate. The Federal Funds target rate remained at 5.25% throughout the second half of the year with an average rate of 5.30%.

   However, December's FOMC meeting captured investor's interest on what the committee would implement. Federal Reserve Chairman Alan Greenspan's remarks about the "irrational exuberance" in the stock market caught the market off guard and encouraged investors to watch closely what the FOMC would do in its' December 17th meeting. Greenspan commented that "because monetary policy works with a lag, we need to be forward looking, taking actions to forestall imbalances that may not be visible for many months." This brought attention to the increasing wage inflation in a low price inflation environment. The FOMC stated that this would be an issue that will be monitored closely as it left the Federal Funds target rate at 5.25%.

   Throughout the entire second half of the year, money market levels fluctuated around the Federal Funds target rate. Top tier 30 day commercial paper traded on average at 5.269% in the second half. The yield on the three month T-Bill went from 5.36% on September 5th to 4.918% on December 13th, and the one year bill fluctuated from a high of 5.947% to a low of 5.352%.

   The objectives of the Money Market Portfolio have not changed. We attempt to balance safety, liquidity, and total return in managing a fully diversified portfolio of money market securities. These objectives are met by investing in United States Government and agency obligations, top tier commercial paper, and highly rated corporate debt.


/s/ William F. Ficca
----------------------
    William F. Ficca
    Portfolio Manager

                              CONSECO SERIES TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                              ASSET           COMMON      CORPORATE     GOVERNMENT        MONEY
                                                            ALLOCATION         STOCK        BOND        SECURITIES        MARKET
                                                             PORTFOLIO       PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in securities (cost or amortized cost $13,858,095,
     $138,243,266, $17,130,181, $3,915,526, and
     $6,690,002, respectively) .............................$15,732,008   $170,771,726  $ 17,216,710   $  3,905,647    $   6,690,002
   Cash.....................................................    676,534         98,213        83,480         68,615          288,816
   Accrued interest and dividends...........................    121,381         67,619       271,642         35,363            7,895
   Receivable for securities sold...........................    820,000     11,200,000       971,531        200,000               --
   Receivable for shares sold...............................    212,813        508,390              --       16,456              612
------------------------------------------------------------------------------------------------------------------------------------
       Total assets......................................... 17,562,736     182,645,948    18,543,363     4,226,081        6,987,325
------------------------------------------------------------------------------------------------------------------------------------

Liabilities:
   Accrued expenses.........................................     10,838        117,619        10,629          2,465            2,662
   Payable for securities purchased.........................    819,692     11,195,839     1,053,369        199,925               --
   Payable for shares redeemed..............................         --             --        16,025             --               --
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities....................................    830,530     11,313,458     1,080,023        202,390            2,662
         Net assets (Note 5)................................$16,732,206   $171,332,490   $17,463,340     $4,023,691    $   6,984,663
------------------------------------------------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized)..  1,242,309      7,842,054     1,751,646        336,912        6,984,663

Net asset value, offering and redemption price per share.... $    13.47     $    21.85     $    9.97     $    11.94          $  1.00
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST

                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                      ASSET         COMMON      CORPORATE   GOVERNMENT      MONEY
                                                                    ALLOCATION       STOCK        BOND      SECURITIES      MARKET
                                                                     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Interest .....................................................  $  455,682   $   471,873   $ 1,224,128    $ 287,603    $314,969
   Dividends ....................................................      34,361       703,155          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
     Total investment income ....................................     490,043     1,175,028     1,224,128      287,603     314,969
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees .....................................      69,483       819,083        83,915       21,586      14,490
   Compensation expense .........................................      13,885       150,011        18,411        4,738       6,343
   Custodial fees ...............................................      25,873        24,022        12,017        9,067       8,657
------------------------------------------------------------------------------------------------------------------------------------
   Other ........................................................       9,893       107,236        13,287        3,442       4,067
     Total expenses .............................................     119,134     1,100,352       127,630       38,833      33,557
   Less:  Expenses charged to the Adviser (Note 3) ..............      24,384         8,242        10,149        8,612       7,474
------------------------------------------------------------------------------------------------------------------------------------
     Net expenses ...............................................      94,750     1,092,110       117,481       30,221      26,083
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income ....................................     395,293        82,918     1,106,647      257,382     288,886
Net realized gains (losses) on sales of investments .............   1,798,137    32,662,345        (5,075)      50,341          17
------------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year ............................................     796,338    13,279,475       363,685      197,393        --
   End of year ..................................................   1,873,913    32,528,460        86,529       (9,879)       --
------------------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation (depreciation)
      of investments                                                1,077,575    19,248,985      (277,156)    (207,272)       --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized and unrealized gains (losses) on investments    2,875,712    51,911,330      (282,231)   (156,931).         17
         Net increase in net assets from operations .............  $3,271,005   $51,994,248   $   824,416    $ 100,451    $288,903
------------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 1996 and 1995

--------------------------------------------------------------------------------------------------------------------
                                                            ASSET ALLOCATION              COMMON STOCK
                                                              PORTFOLIO                     PORTFOLIO
                                                    ---------------------------    ------------------------------
                                                       1996             1995              1996         1995
--------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ........................   $    395,293    $   315,668    $      82,918    $   1,639,347
   Net realized gains (losses) on sales
      of investments ............................      1,798,137        986,254       32,662,345       17,257,854

   Net change in unrealized appreciation
     (depreciation)of investments ...............      1,077,575        763,020       19,248,985        9,104,998


       Net increase in net assets from operations      3,271,005      2,064,942       51,994,248       28,002,199


Net income equalization (Note 2) ................       (117,810)       (45,637)        (310,774)        (304,482)


Dividends to shareholders from net investment
   income and net realized short-term
   capital gains ................................     (1,838,944)    (1,088,856)     (26,591,735)     (13,216,278)


Distribution to shareholders of net realized
   long-term capital gains ......................       (354,487)      (190,541)      (6,153,526)      (4,375,576)



Capital share transactions:
   Net proceeds from sales of shares ............      5,671,987      2,337,932       15,914,256       10,907,804
   Net asset value of shares issued from
     reinvestment of dividends
     and distributions ..........................      2,311,241      1,325,034       33,056,035       17,896,336
   Cost of shares redeemed ......................     (1,794,161)      (991,889)      (6,211,539)      (4,034,206)

       Net increase in net assets from
         capital share transactions .............      6,189,067      2,671,077       42,758,752       24,769,934

         Net increase in net assets .............      7,148,831      3,410,985       61,696,965       34,875,797
Net assets, beginning of year ...................      9,583,375      6,172,390      109,635,525       74,759,728

         Net assets, end of year (Note 5) .......   $ 16,732,206    $ 9,583,375    $ 171,332,490    $ 109,635,525
------------------------------------------------------------------------------------------------------------------------------------

Share data:
   Shares sold ..................................        429,309        187,752          760,970          576,891
   Shares issued from reinvestment
     of dividends and distributions .............        174,386        106,975        1,553,738          938,043
   Shares redeemed ..............................       (134,824)       (80,133)        (290,666)        (215,685)

       Net increase (decrease) in number
         of shares outstanding ..................        468,871        214,594        2,024,042        1,299,249
====================================================================================================================================


----------------------------------------------------------------------------------
                                                           CORPORATE BOND
                                                              PORTFOLIO
                                                   ----------------------------
                                                      1996           1995
----------------------------------------------------------------------------------
Changes from operations:
   Net investment income ........................     $  1,106,647    $    980,815
   Net realized gains (losses) on sales
      of investments ............................           (5,075)        330,899
                                                                      ------------
   Net change in unrealized appreciation
     (depreciation)of investments ...............         (277,156)      1,075,255
                                                                      ------------

       Net increase in net assets from operations          824,416       2,386,969
                                                                      ------------

Net income equalization (Note 2) ................           (8,548)        (14,120)
                                                                      ------------

Dividends to shareholders from net investment
   income and net realized short-term
   capital gains ................................       (1,100,232)     (1,385,323)
                                                                      ------------

Distribution to shareholders of net realized
   long-term capital gains ......................             --              --
                                                      ------------    ------------


Capital share transactions:
   Net proceeds from sales of shares ............        2,840,237       1,739,415
   Net asset value of shares issued from
     reinvestment of dividends
     and distributions ..........................        1,108,780       1,399,443
   Cost of shares redeemed ......................       (2,247,681)       (983,079)
                                                      ------------    ------------
       Net increase in net assets from
         capital share transactions .............        1,701,336       2,155,779
                                                      ------------    ------------
         Net increase in net assets .............        1,416,972       3,143,305
Net assets, beginning of year ...................       16,046,368      12,903,063
                                                                      ------------
         Net assets, end of year (Note 5) .......     $ 17,463,340    $ 16,046,368
                                                      ============    ============
Share data:
   Shares sold ..................................          285,892         174,704
   Shares issued from reinvestment
     of dividends and distributions .............          111,611         140,379
   Shares redeemed ..............................         (227,117)        (99,878)
                                                                      ------------
       Net increase (decrease) in number
         of shares outstanding ..................          170,386         215,205
                                                                      ============



    The accompanying notes are an integral part of thesefinancial statements.

                              CONSECO SERIES TRUST

                        For the Years Ended December 31,
                                 1996 and 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                     GOVERNMENT SECURITIES               MONEY MARKET
                                                                           PORTFOLIO                       PORTFOLIO
                                                                   -------------------------        -----------------------
                                                                      1996           1995           1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .....................................   $   257,382    $   293,496    $   288,886    $   270,384
   Net realized gains (losses) on sales of investments .......        50,341        205,153             17           --
   Net change in unrealized appreciation
     (depreciation) of investments ...........................      (207,272)       249,884           --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations ............       100,451        748,533        288,903        270,384
------------------------------------------------------------------------------------------------------------------------------------
Net income equalization (Note 2) .............................         2,180         42,608           --             --
Dividends to shareholders from net investment income
   and net realized short-term capital gains .................      (254,150)      (269,374)      (288,903)      (270,384)
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareholders of net realized
   long-term capital gains ...................................       (16,363)          --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
   Net proceeds from sales of shares .........................       282,122        494,412      4,844,730      2,344,876
   Net asset value of shares issued from reinvestment
     of dividends and distributions ..........................       268,333        226,766        288,903        270,384
   Cost of shares redeemed ...................................      (971,489)    (1,343,123)    (3,544,847)    (2,324,750)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         capital share transactions ..........................      (421,034)      (621,945)     1,588,786        290,510
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................      (588,916)      (100,178)     1,588,786        290,510
Net assets, beginning of year ................................     4,612,607      4,712,785      5,395,877      5,105,367
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of year (Note 5) ......................   $ 4,023,691    $ 4,612,607    $ 6,984,663    $ 5,395,877
====================================================================================================================================
Share data:
   Shares sold ...............................................        23,306         41,122      4,844,730      2,344,876
   Shares issued from reinvestment
     of dividends and distributions ..........................        22,360         18,550        288,903        270,384
   Shares redeemed ...........................................       (81,432)      (112,066)    (3,544,847)    (2,324,750)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in number of shares outstanding       (35,766)       (52,394)     1,588,786        290,510
------------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST
                           ASSET ALLOCATION PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996

NUMBER
OF SHARES                      SECURITY                    VALUE
--------------------------------------------------------------------------------
         COMMON STOCKS
         (56.84% of total investments) (a)

         APPAREL AND ACCESSORY STORES (3.35%)
 12,300  Claire's Stores, Inc. ........................  $159,900
  4,800  Finish Line Inc. Class A (b)..................   101,400
 10,700  Footstar, Inc. (b)............................   266,162
                                                        ---------
                                                          527,462
                                                        ---------
         BUILDING CONSTRUCTION, GENERAL CONTRACTORS,
         OPERATIVE BUILDERS (1.62%)
 10,300  Fairfield Communities, Inc. (b)...............   254,925
                                                        ---------
         BUSINESS SERVICES (5.59%)
  6,450  Comdisco, Inc. ...............................   204,787
 13,750  IKOS Systems, Inc. (b)........................   275,000
 34,900  Ross Systems, Inc. (b)........................   335,912
  8,950  Software Artistry, Inc. (b)...................    63,768
                                                        ---------
                                                          879,467
                                                        ---------
         COMMUNICATIONS BY PHONE,
         TELEVISION, RADIO, CABLE (1.09%)
  5,950  Billing Information Concepts Corporation (b)..   171,063
                                                        ---------
         DURABLE GOODS--WHOLESALE (1.29%)
  6,300  Insight Enterprises, Inc. (b).................   176,400
    900  Watsco, Inc.  (b).............................    25,988
                                                        ---------
                                                          202,388
                                                        ---------
         EATING AND DRINKING PLACES (1.33%)
  2,200  Cooker Restaurant Corporation.................    25,575
 10,100  Showbiz Pizza Time, Inc. (b)..................   183,063
                                                        ---------
                                                          208,638
                                                        ---------
         ELECTRIC, GAS, WATER, COGENERATION,
         SANITARY SERVICES (1.28%)
  4,130  Coastal Corporation...........................   201,854
                                                        ---------
         ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (3.36%)
 11,200  Semtech Corporation (b).......................   191,800
 11,050  Ultrak, Inc. (b)..............................   337,025
                                                        ---------
                                                          528,825
                                                        ---------
         ENGINEERING SERVICES, ACCOUNTING,
         MANAGEMENT (1.16%)
  8,200  Correctional Services Corporation (b).........   117,875
  3,800  NCO Group, Inc.  (b)..........................    64,125
                                                        ---------
                                                          182,000
                                                        ---------
         FABRICATED METAL, EXCEPT MACHINERY,
         TRANSPORTATION EQUIPMENT (3.19%)
 25,125  Miller Industries, Inc. (b)...................   502,500
                                                        ---------
         FOOD AND KINDRED PRODUCTS (0.54%)
    750  Philip Morris Companies Inc...................    84,469
                                                        ---------
         FURNITURE AND FIXTURES (1.31%)
  3,650  Herman Miller, Inc. ..........................   206,681
                                                        ---------
         GENERAL MERCHANDISE STORES (0.58%)
  2,475  Proffitt's Inc. (b)...........................    91,266
                                                        ---------
         HEALTH SERVICES (1.22%)
  9,150  Medpartners, Inc. (b).........................  $192,150
                                                        ---------
         HOME FURNITURE AND EQUIPMENT STORES (1.77%)
 13,900  Microage, Inc. (b)............................   278,000
                                                        ---------
         HOTELS, OTHER LODGING PLACES (0.54%)
  6,150  Chartwell Leisure, Inc. (b)...................    84,563
                                                        ---------
         INDUSTRIAL, COMMERCIAL MACHINERY,
         COMPUTERS (4.28%)
  9,900  Micros Systems Inc. (b).......................   304,425
 12,200  Network General Corporation (b)...............   369,050
                                                        ---------
                                                          673,475
                                                        ---------
         INSURANCE COMPANIES (1.05%)
  7,900  USF&G Corporation.............................   164,912
                                                        ---------
         LEATHER PRODUCTS (.60%)
 10,200  Genesco Inc. (b)..............................    94,350
                                                        ---------
         MEASURING INSTRUMENTS,
         PHOTO GOODS, WATCHES (6.61%)
 10,100  GenRad, Inc. (b)..............................   234,825
  3,900  Guidant Corporation (b).......................   222,300
  3,350  Honeywell, Inc. (b)...........................   220,264
    900  Perclose, Inc. (b)............................    18,225
  9,300  SBS Technologies, Inc. (b)....................   344,100
                                                        ---------
                                                        1,039,714
                                                        ---------
         MISCELLANEOUS RETAIL (0.84%)
 18,000  Creative Computers, Inc. (b)..................   132,750
                                                        ---------
         NON-DEPOSITORY CREDIT  INSTITUTIONS (2.23%)
 13,650  Consumer Portfolio Services, Inc. (b).........   153,563
  5,350  Sirrom Capital Corporation....................   196,613
                                                        ---------
                                                          350,176
                                                        ---------
         OIL AND GAS EXTRACTION (4.54%)
  5,870  Apache Corporation ...........................   207,651
  7,250  Forest Oil Corporation (b)....................   127,781
  2,300  Nuevo Energy Company (b)......................   119,600
  9,500  Oryx Energy Company (b).......................   235,125
  2,000  Titan Exploration, Inc. (b)...................    24,000
                                                        ---------
                                                          714,157
                                                        ---------
         PAPER AND ALLIED PRODUCTS (1.14%)
  5,700  Schweitzer-Mauduit International, Inc.........   180,262
                                                        ---------
         PETROLEUM - REFINING & RELATED PRODUCTS (2.70%)
  2,550  Texaco, Inc. (b)..............................   250,219
  2,200  Tosco Corporation.............................   174,075
                                                        ---------
                                                          424,294
                                                        ---------
         PRINTING, PUBLISHING AND ALLIED (1.34%)
  4,800  Central Newspapers, Inc. .....................   211,200
                                                        ---------
         RUBBER AND MISCELLANEOUS
         PLASTIC PRODUCTS (1.91%)
  7,150  Reebok International Ltd. (b).................   300,300
                                                        ---------
         TRANSPORTATION SERVICES (0.38%)
  3,700  Team Rental Group, Inc. (b)...................    59,662
                                                        ---------
         TOTAL COMMON STOCKS (COST $7,144,283) ........ 8,941,503
                                                        ---------

                                   (Continued)
14

                              CONSECO SERIES TRUST
                           ASSET ALLOCATION PORTFOLIO
               STATEMENT OF INVESTMENTS IN SECURITIES - CONTINUED
                                December 31, 1996

NUMBER
OF SHARES                      SECURITY                    VALUE
--------------------------------------------------------------------------------
         PREFERRED STOCKS
         (3.16% OF TOTAL INVESTMENTS) (A)

         MINING - METALS AND ORES (0.72%)
  6,500  Coeur D'Alene Mines Corporation, 7.00%........  $113,750


         PRINTING, PUBLISHING AND ALLIED (2.44%)
    366  Time Warner Inc., Series K, (144A), 10.25%....   383,751
                                                        ---------
         TOTAL PREFERRED STOCKS (COST $460,578)........   497,501
                                                        ---------

PRINCIPAL
 AMOUNT                     SECURITY                         VALUE
--------------------------------------------------------------------------------
         CORPORATE BONDS
         (34.79% OF TOTAL INVESTMENTS) (A)

         APPAREL AND OTHER FINISHED PRODUCTS (0.65%)
$100,000   Guess?, Inc., 9.500%, due 08/15/2003........   102,500
                                                        ---------
         BUSINESS SERVICES (3.19%)
500,000  Valassis Inserts, 8.375%, due 03/15/1997......   501,790
                                                        ---------
         CHEMICAL AND ALLIED PRODUCTS (2.53%)
200,000  Fisher Scientific International, Inc.,
          7.125%, due 12/15/2005.......................   190,750
200,000  Freeport McMoran Resource Partners, L.P.,
         8.750%, due 02/15/2004........................   208,000
                                                        ---------
                                                          398,750
                                                        ---------
         COMMUNICATIONS BY PHONE,
         TELEVISION, RADIO, CABLE (3.38%)
190,000  Continental Cablevision, Inc., 9.000%,
           due 09/01/2008 .............................   215,412
100,000  Net Sat Servicos LTDA, 12.75%, due 08/05/2004.   104,625
200,000  Peoples Telephone Co., Inc., 12.25%,
           due 07/15/2002..............................   211,000
                                                        ---------
                                                          531,037
                                                        ---------
         DEPOSITORY INSTITUTIONS  (2.58%)
200,000  Anchor Bancorp, Inc., 8.9375%, due 07/09/2003.   207,250
200,000  Wells Fargo Capital, 7.96%, due 12/15/2026....   199,354
                                                        ---------
                                                          406,604
                                                        ---------
         DURABLE GOODS-WHOLESALE (1.30%)
200,000  Pioneer Standard Electronics, Inc., 8.500%,
          due 08/01/2006................................  204,000
                                                        ---------
         ELECTRIC, GAS, WATER, COGENERATION,
         SANITARY SERVICES (0.04%)
  7,000  System Energy Resources, Inc., 11.375%,
           due 09/01/2016   ............................    7,088


         ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (1.25%)
200,000  USI American Holdings, Inc., (144A), 7.250%,
           due 12/01/2006...............................  196,500
                                                        ---------

         FOOD AND KINDRED PRODUCTS (1.27%)
200,000  RJR Nabisco, Inc., 8.75%, due 08/15/2005......   200,000
                                                        ---------

         FOOD STORES (2.14%)
300,000  Safeway, Inc., 10.000%, due 12/01/2001........   336,750
                                                        ---------

         FOREIGN GOVERNMENT (1.91%)
300,000  Republic of South Africa, 8.375%,
          due 10/17/2006 ..............................   300,375

         INDUSTRIAL, COMMERCIAL MACHINERY,
         COMPUTERS (1.36%)
$200,000 Unisys Corporation, (144A) 12.000%,
           due 04/15/2003............................... $213,250
                                                        ---------

         INSURANCE COMPANIES (0.15%)
100,000  Home Holdings, Inc., 8.625%, due 12/15/2003...    23,000
                                                        ---------

         MISCELLANEOUS RETAIL (1.33%)
200,000  Phar-Mor, Inc., 11.72%, 09/11/2002............   210,000
                                                        ---------

         MOTOR FREIGHT TRANSPORTATION,
         WAREHOUSES (1.30%)
200,000  Amerco, 7.85%, 05/15/2003.....................   204,500
                                                        ---------

         NON-DEPOSITORY CREDIT INSTITUTIONS  (4.48%)
200,000  Aames Financial Corporation, 9.125%,
          due 11/01/2003 ..............................   204,500
500,000  Edison Mission Energy Funding, 7.330%,
           due 09/15/2008..............................   499,750
                                                        ---------
                                                          704,250
                                                        ---------
         PAPER AND ALLIED PRODUCTS (0.68%)
100,000  Westvaco Corporation, 10.300%, due 01/15/2019.   106,750
                                                        ---------
         PERSONAL SERVICES (1.46%)
250,000  Uniforet, Inc., (144A) 11.125%, due 10/15/2006   229,375
                                                        ---------
         PRIMARY METAL INDUSTRIES (0.30%)
100,000  USX Corporation, 0.000%, due 08/09/2005.......    46,875
                                                        ---------
         SECURITY AND COMMODITY BROKERS (0.70%)
111,000  Lehman Brothers Holdings, Inc., 6.650%,
           due 11/08/2000...............................  110,014
                                                        ---------
         TEXTILE MILL PRODUCTS (1.37%)
200,000  Polysindo International Finance Company,
         11.375%, due 06/15/2006.......................   216,250
                                                        ---------
         TRANSPORTATION EQUIPMENT (1.42%)
200,000  Rohr Inc., 11.625%, due 05/15/2003............   223,500
                                                        ---------
         TOTAL CORPORATE BONDS (COST $5,433,388)....... 5,473,158
                                                        ---------
         COMMERCIAL PAPER
         (5.21% OF TOTAL INVESTMENTS) (A)

         ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.21%)
820,000  Duracell Inc., 6.75%, due 01/02/1997..........   819,846
                                                        ---------
         TOTAL COMMERCIAL PAPER (COST $819,846)........   819,846
                                                        ---------
         TOTAL INVESTMENTS IN SECURITIES
         (COST $13,858,095) (c)...................... $15,732,008
                                                      ===========
------------------------------------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.
(b)  Non-dividend paying common stock.
(c) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST
                             COMMON STOCK PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996
--------------------------------------------------------------------------------
NUMBER
OF SHARES                      SECURITY                    VALUE
--------------------------------------------------------------------------------
         COMMON STOCKS
         ( 92.34% OF TOTAL INVESTMENTS) (A)

         APPAREL AND ACCESSORY STORES (5.19%)
 206,200 Claire's Stores, Inc. ........................ $2,680,600
  80,800 Finish Line Inc. Class A (b)..................  1,706,900
 179,700 Footstar, Inc. (b)............................  4,470,037
                                                         ---------
                                                         8,857,537
                                                         ---------
         BUILDING CONSTRUCTION, GENERAL CONTRACTORS,
         OPERATIVE BUILDERS (2.52%)
 173,600 Fairfield Communities, Inc. (b)...............  4,296,600
                                                         ---------
         BUSINESS SERVICES (8.91%)
 111,400 Comdisco, Inc.................................  3,536,950
 246,300 IKOS Systems, Inc. (b)........................  4,926,000
 581,800 Ross Systems, Inc. (b)........................  5,599,825
 161,100 Software Artistry, Inc. (b)...................  1,147,837
                                                         ---------
                                                        15,210,612
                                                         ---------

         COMMUNICATIONS BY PHONE,
         TELEVISION, RADIO, CABLE (1.68%)
100,150  Billing Information Concepts Corporation (b)..  2,879,312
                                                         ---------

         DURABLE GOODS - WHOLESALE (1.87%)
 98,700  Insight Enterprises, Inc. (b).................  2,763,600
  15,200 Watsco, Inc. .................................    438,900
                                                         ---------
                                                         3,202,500
                                                         ---------

         EATING AND DRINKING PLACES (2.09%)
  35,800 Cooker Restaurant Corporation.................   416,175
 174,200 Showbiz Pizza Time, Inc. (b)..................  3,157,375
                                                         ---------
                                                         3,573,550
                                                         ---------

         ELECTRIC, GAS, WATER, COGENERATION,
         SANITARY SERVICES (1.99%)
 69,400  Coastal Corporation...........................  3,391,925
                                                         ---------

         ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.22%)
187,100  Semtech Corporation (b) ......................  3,204,088
187,100  Ultrak, Inc. (b) .............................  5,706,550
                                                         ---------
                                                         8,910,638
                                                         ---------
         ENGINEERING SERVICES, ACCOUNTING,
         MANAGEMENT (2.02%)
160,500  Correctional Services Corporation (b) ........  2,307,188
 68,100  NCO Group, Inc. (b) ..........................  1,149,188
                                                         ---------
                                                         3,456,376
                                                         ---------
         FABRICATED METAL, EXCEPT MACHINERY,
         TRANSPORTATION EQUIPMENT (5.21%)
444,750  Miller Industries, Inc. (b)................... $8,895,000
                                                         ---------
         FOOD AND KINDRED PRODUCTS (0.91%)
 13,775  Philip Morris Companies Inc...................  1,551,409
                                                         ---------
         FURNITURE AND FIXTURES (2.43%)
 73,200  Herman Miller, Inc. ..........................  4,144,950
                                                         ---------
         GENERAL MERCHANDISE STORES (1.09%)
 50,375  Proffitt's Inc. (b)...........................  1,857,578
                                                         ---------
         HEALTH SERVICES (1.97%)
160,100  Medpartners, Inc. (b).........................  3,362,100
                                                         ---------
         HOME FURNITURE AND EQUIPMENT STORES (2.99%)
 255,550 Microage, Inc. (b)............................  5,111,000
                                                         ---------
         HOTELS, OTHER LODGING PLACES (0.95%)
117,700  Chartwell Leisure, Inc. (b)...................  1,618,375
                                                         ---------
         INDUSTRIAL, COMMERCIAL MACHINERY,
         COMPUTERS (6.99%)
165,000  Micros Systems Inc. (b).......................  5,073,750
 226,900 Network General Corporation (b)...............  6,863,725
                                                         ---------
                                                        11,937,475
                                                         ---------
         INSURANCE COMPANIES (1.84%)
150,300  USF&G Corporation.............................  3,137,513
                                                         ---------
         LEATHER PRODUCTS (0.96%)
 177,900 Genesco Inc. (b)..............................  1,645,575
                                                         ---------
         MEASURING INSTRUMENTS,
         PHOTO GOODS, WATCHES (10.52%)
182,700  GenRad, Inc. (b)..............................  4,247,775
  65,800 Guidant Corporation ..........................  3,750,600
 58,900  Honeywell, Inc. ..............................  3,872,675
 15,600  Perclose, Inc.................................    315,900
156,200  SBS Technologies, Inc.........................  5,779,400
                                                         ---------
                                                        17,966,350
                                                         ---------
         MISCELLANEOUS RETAIL (1.29%)
299,800  Creative Computers Inc. (b)...................  2,211,025
                                                         ---------
         NON-DEPOSITORY CREDIT INSTITUTIONS (3.52%)
241,000  Consumer Portfolio Services, Inc. (b).........  2,711,250
 90,000  Sirrom Capital Corporation ...................  3,307,500
                                                         ---------
                                                         6,018,750
                                                         ---------

                                   (Continued)

--------------------------------------------------------------------------------
NUMBER
OF SHARES                      SECURITY                    VALUE
--------------------------------------------------------------------------------
         COMMON STOCKS (continued)
         OIL AND GAS EXTRACTION (7.88%)
115,850  Apache Corporation............................ $4,098,194
142,500  Forest Oil Corporation (b)....................  2,511,563
 39,900  Nuevo Energy Company (b)......................  2,074,800
174,000  Oryx Energy Company (b).......................  4,306,500
 39,000  Titan Exploration, Inc. (b)...................    468,000
                                                      ------------
                                                        13,459,057
                                                      ------------
         PAPER AND ALLIED PRODUCTS (2.07%)
111,600  Schweitzer-Mauduit International, Inc.........  3,529,350
                                                      ------------
         PETROLEUM - REFINING & RELATED INDUSTRIES (4.36%)
  44,700 Texaco, Inc. .................................  4,386,188
 38,600  Tosco Corporation.............................  3,054,225
                                                      ------------
                                                         7,440,413
                                                      ------------
         PRINTING, PUBLISHING & ALLIED (2.32%)
 89,900  Central Newspapers, Inc. .....................  3,955,600
                                                      ------------
         RUBBER AND MISCELLANEOUS
         PLASTIC PRODUCTS (2.93%)
119,200  Reebok International Ltd......................  5,006,400
                                                      ------------
         TRANSPORTATION SERVICES (0.62%)
 66,300  Team Rental Group Inc. .......................  1,069,087
                                                      ------------
         TOTAL COMMON STOCKS (COST $125,218,947).....  157,696,057
                                                      ------------
         PREFERRED STOCKS
         (1.10% OF TOTAL INVESTMENTS) (A)

         MINING--METALS AND ORES (1.10%)
107,300  Coeur D'Alene Mines Corporation 7%............  1,877,750
                                                      ------------
         TOTAL PREFERRED STOCKS (COST $1,826,400)......  1,877,750
                                                      ------------

PRINCIPAL
AMOUNT              SECURITY                             VALUE
--------------------------------------------------------------------------------
         COMMERCIAL PAPER
         ( 6.56% of total investments) (a)
         ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (4.92%)
$8,400,000  Duracell Inc., 6.75%, due 01/02/1997.......  $8,398,425
                                                       ------------

         NON-DEPOSITORY CREDIT INSTITUTIONS (1.64%)
2,800,000  American General Capital Services,  6.50%,
             due 01/02/1997............................   2,799,494
                                                       ------------
         TOTAL COMMERCIAL PAPER (COST $11,197,919).....  11,197,919
                                                       ------------
         TOTAL INVESTMENTS IN SECURITIES
         (COST $138,243,266) (c).......................$170,771,726
                                                       ------------

-------------------------------------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industry Classifications.
(b)  Non-dividend paying common stock.
(c)  Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST
                            CORPORATE BOND PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                     SECURITY                         VALUE
--------------------------------------------------------------------------------
         CORPORATE BONDS
         (63.13% OF TOTAL INVESTMENTS) (A)

         AIR TRANSPORTATION (1.94%)
$180,844 Delta Airlines 1992 ETC-C, 8.540%,
           due 01/02/2007............................... $190,790
 45,211  Delta Airlines 1992 ETC-D, 8.540%,
           due 01/02/2007............................      47,133
100,000  United Airlines 1996-A1 Pass Thru Certificate,
         7.270%, due 01/30/2013........................    95,625
                                                     ------------
                                                          333,548
                                                     ------------
         AUTO REPAIR AND PARKING (2.96%)
400,000  Amerco, Inc. 7.850%, due 05/15/2003...........   409,000
 100,000 Amerco MTN, 6.710%, due 10/15/2008............   100,875
                                                     ------------
                                                          509,875
                                                     ------------

         COMMUNICATIONS BY PHONE,
         TELEVISION, RADIO, CABLE (1.88%)
285,000  Continental Cablevision, Inc.,  9.000%,
           due 09/01/2008..............................   323,119
                                                     ------------
         DEPOSITORY INSTITUTIONS (7.56%)
100,000  First Chicago Corporation (144A), 7.950%,
           due 12/01/2026 .............................    98,299
 300,000 Morgan Stanley Fin Plc, 8.030%,
           due 02/28/2017..............................   300,000
 550,000 Southern Investments UK, 6.375%,
           due 11/15/2001..............................   543,813
 250,000 Standard Federal Bancorp, 7.750%,
           due 07/17/2006..............................   260,625
100,000  Wells Fargo Capital I, 7.960%,
           due 12/15/2026..............................    99,677
                                                     ------------
                                                        1,302,414
                                                     ------------

         DURABLE GOODS - WHOLESALE (2.37%)
 400,000 Pioneer Standard Electronics, 8.500%,
           due 08/01/2006 .............................   408,000
                                                     ------------

         ELECTRIC, GAS, WATER, COGENERATION,
         SANITARY SERVICES (6.41%)
 300,000 Coastal Corporation, 10.000%, due 02/01/2001..   333,375
 400,000 System Energy Resources, 7.280%,
          due 08/01/1999...............................   404,500
 300,000 Tenneco, 10.200%, due 03/15/2008..............   365,250
                                                     ------------
                                                        1,103,125
                                                     ------------
         ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (0.57%)
 100,000 USI American Holdings, Inc. (144A),
          7.250%, due 12/01/2006.......................    98,250
                                                     ------------
         FOOD AND KINDRED PRODUCTS (4.65%)
 500,000 Nabisco Inc., 7.550%, due 06/15/2015..........   493,125
 300,000 Pan-American Beverage Inc., 8.125%,
          due 04/01/2003................................  308,250
                                                     ------------
                                                          801,375
                                                     ------------
         FOOD STORES (2.20%)
 156,000 Safeway Inc., 9.650%, due 01/15/2004..........   175,500
 175,000 Safeway Inc., 9.875%, due 03/15/2007..........   203,000
                                                     ------------
                                                          378,500
                                                     ------------
         FOREIGN GOVERNMENTS (1.45%)
 250,000 Republic of South Africa, 8.375%,
           due 10/17/2006.............................    250,312
                                                     ------------

         HOLDING AND INVESTMENT COMPANIES (2.92%)
 200,000 Guangdong International Trust &
           Investments (144A),
         8.750%, due 10/24/2016........................   202,882
 300,000 Duke Realty, 7.250%, due 09/22/2002...........   299,250
                                                     ------------
                                                          502,132
                                                     ------------
         INSURANCE COMPANIES (7.64%)
$250,000 American Reinsurance, 10.875%,
          due 09/15/2004...............................   272,500
100,000  Integon Corporation, 9.500%, due 10/15/2001...   107,375
400,000  Leucadia National Corporation, 7.875%,
           due 10/15/2006..............................   402,000
200,000  TIG Holdings, 8.125%, due 04/15/2005..........   209,500
300,000  Torchmark Corporation, 8.250%, due 08/15/2009.   323,625
                                                     ------------
                                                        1,315,000
                                                     ------------
         LUMBER AND WOOD PRODUCTS,
         EXCEPT FURNITURE (1.73%)
 300,000 West Fraser Mill (144A), 7.250%,
          due 09/15/2002..............................    298,875
                                                     ------------
         NON-DEPOSITORY CREDIT INSTITUTIONS (3.22%)
 250,000 DSPL Finance (144A), 9.120%, due 12/30/2010...   257,000
 300,000 Edison Mission Energy Funding (144A),
          6.770%, due 09/15/2003.......................   297,750
                                                     ------------
                                                          554,750
                                                     ------------
         OIL AND GAS EXTRACTION (4.58%)
400,000  BJ Services (144A), 7.000%, due 02/01/2006....   386,836
 150,000 Ras Laffan Gas (144A), 8.294%, due 03/15/2014.   151,024
 250,000 Western Atlas Inc., 5.650%, due 07/13/1997....   250,000
                                                     ------------
                                                          787,860
                                                     ------------
         PAPER AND ALLIED PRODUCTS (1.24%)
200,000  Westvaco Corporation, 10.300%, due 01/15/2019.   213,500
                                                     ------------
         PETROLEUM - REFINING & RELATED INDUSTRIES (0.58%) 100,000 Lyondell Petrochemical Company, 8.250%,
          due 03/15/1997...............................   100,383
                                                     ------------
         PRIMARY METAL INDUSTRIES (0.48%)
 175,000 USX Corporation, 0.000%, due 08/09/2005.......    82,031
                                                     ------------
         REAL ESTATE OPERATORS, AGENTS, MANAGERS (1.46%)
 250,000 Trinet Corporation Realty Trust, 7.300%,
          due 05/15/2001................................  251,875
                                                     ------------
         RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (2.36%) 400,000 Tupperware Finance BV, 7.250%, due 10/01/2006. 406,000
                                                     ------------
         SECURITY AND COMMODITY BROKERS (3.15%)
 280,000 Lehman Brothers Holdings, Inc. Ser E MTN,
         6.650%, due 11/08/2000........................   277,513
 250,000 Lehman Brothers Holdings, Inc., 8.875%,
           due 02/15/2000..............................   264,688
                                                     ------------
                                                          542,201
                                                     ------------
         NON-CLASSIFIED (1.78%)
 300,000 Soc Quimica Y Minera De (144A), 7.700%,
           due 09/15/2006..............................   306,267
                                                     ------------
         TOTAL CORPORATE BONDS (COST $10,787,807)....  10,869,392
                                                     ------------

                                   (Continued)
18

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                     SECURITY                         VALUE
--------------------------------------------------------------------------------
         MUNICIPAL BONDS
         (5.37% of total investments) (a)

         PUBLIC FINANCE, TAXATION (5.37%)
$210,000 Lake County Florida Resource Recovery Industrial
         Development Revenue, 7.125%,
           due 10/01/1999..............................  $209,213
 300,000 Mississippi Hospital Equipment &
           Facilities Authority Revenue,
           9.100%, due 04/01/2006......................   314,250
 400,000 New York State Dorm Authority Revenues,
           6.550%, due 04/01/2000......................   400,500
                                                     ------------
         TOTAL MUNICIPAL BONDS (COST $922,630).........   923,963
                                                     ------------
         COLLATERALIZED MORTGAGE
         OBLIGATIONS
         (5.24% of total investments)
 193,466 FHLMC Structured Pass Through Securities T-4 A1,
         7.625%, due 08/25/2022........................   196,187
246,396  JP Morgan Commercial Mortgage Finance
           Corporation 96 C2 A, 6.470%, due 11/25/2027.   240,236
 474,703 Structured Asset Securities Corporation
           96 CFL 1 A1B, 5.751%, due 02/25/2028........   465,818
                                                     ------------
         TOTAL COLLATERALIZED MORTGAGE
         OBLIGATIONS (COST $919,291)...................   902,241
                                                     ------------
         ASSET BACKED SECURITIES
         (10.64% of total investments)
 250,000 Contimortgage Home Equity Loan Trust 1996-3 A5,
         7.520%, due  07/15/2011.......................   255,429
 200,000 Green Tree Financial Corporation 1994-4 A5,
         8.300%, due 07/15/2019........................   212,125
 204,831 Green Tree Recreational Equipment & Consumer
         Trust 96 A A1, 5.550%, due 02/15/2018.........   201,912
 500,000 Lehman FHA Title 1 Loan Trust 96-2 A2, 6.780%,
         due 03/25/2008................................   501,406
 200,000 National Car Rental Financing Limited
         Partnership 1996-1 A2, 6.800%, due 04/20/2000.   201,000
 228,850 Newcourt Receivables Asset Trust 1996-2 A,
         6.870%, due 06/20/2004.........................  229,825
 229,121 New York City Tax Lien 1996-1 B, 6.910%,
         due 05/25/2005.................................  230,410
                                                     ------------
         TOTAL ASSET BACKED SECURITIES
           (COST $1,811,520)........................... 1,832,107
                                                     ------------
         U.S. GOVERNMENT AND
         AGENCY OBLIGATIONS
         (10.57% OF TOTAL INVESTMENTS)
$442,554 Federal Home Loan Mortgage Corp., #E20187,
         7.000%, due 08/01/2010........................  $442,692
  42,417 Federal National Mortgage Assn., #062289,
         6.993%, due 03/01/2028........................    42,921
 251,384 Federal National Mortgage Assn., #183567,
         7.500%, due 11/01/2022........................   251,384
 225,365 Federal National Mortgage Assn., #286122,
         7.000%, due 06/01/2024........................   220,576
 455,181 Federal National Mortgage Assn., #325435,
         7.000%, due 09/01/2010........................   454,896
 197,582 Federal National Mortgage Assn., #349410,
         7.000%, due 08/01/2026........................   193,384
   3,173 Government National Mortgage Assn., #051699,
         15.000%, due 07/15/2011.......................     3,780
  2,955  Government National Mortgage Assn., #056522,
         14.000%, due 08/15/2012.......................     3,473
 100,121 Government National Mortgage Assn., #180604,
         9.000%, due 11/15/2016........................   105,502
 100,000 U. S . Treasury Note, 6.500%, due 10/15/2006..   100,562
                                                     ------------
         TOTAL U.S. GOVERNMENT AND
         AGENCY OBLIGATIONS (COST $1,819,096)........   1,819,170
                                                     ------------
         COMMERCIAL PAPER
         (5.05% OF TOTAL INVESTMENTS) (A)
         ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.05%)
870,000  Duracell Inc., 6.750%, due 01/02/1997.........   869,837
                                                     ------------
         TOTAL COMMERCIAL PAPER (COST $869,837)........   869,837
                                                     ------------
         TOTAL INVESTMENTS IN SECURITIES
         (COST $17,130,181) (b)...................... $17,216,710
                                                     ------------

------------------------------------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industry Classifications.
(b)  Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST
                         GOVERNMENT SECURITIES PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                     SECURITY                         VALUE
--------------------------------------------------------------------------------
         U.S. GOVERNMENT AND
         AGENCY OBLIGATIONS
         (91.17% OF TOTAL INVESTMENTS)
$250,000 Federal Home Loan Bank, 7.170%,
         due 03/29/2000................................ $257,063
 191,970 Federal Home Loan Mortgage Corp., D66012,
         7.000%, due 11/01/2025........................  188,431
 239,951 Federal Home Loan Mortgage Corp., E00441,
         7.500%, due 07/01/2011........................  243,625
 150,000 Federal Home Loan Mortgage Corp., Multi
         Family Pool, 6.775%, due 11/15/2003...........  150,938
 168,342 Federal National Mortgage Assn., # 174166,
         8.000%, due 06/01/2002........................  171,551
 245,423 Federal National Mortgage Assn., # 250485,
         6.500%, due 02/01/2026........................  234,302
 146,526 Federal National Mortgage Assn., # 303780,
         7.000%, due 03/01/2026........................  143,412
   1,540 Government National Mortgage Assn., # 044522,
         13.000%, due 03/15/2011.......................    1,792
   5,389 Government National Mortgage Assn., # 068651,
         12.000%, due 08/15/2013.......................    6,164
   6,143 Government National Mortgage Assn., # 105200,
         13.000%, due 10/15/2013.......................    7,149
   7,130 Government National Mortgage Assn., # 119896,
         13.000%, due 11/15/2014.......................    8,297
 466,246 Government National Mortgage Assn., # 408675,
         7.500%, due 01/15/2026........................  466,683
 246,838 Government National Mortgage Assn., # 417575,
         8.000%, due 07/15/2026........................  252,006
 275,000 U.S. Treasury Bond, 8.125%, due 05/15/2021....  319,503
 475,000 U.S. Treasury Note, 5.875%, due 04/30/1998....  475,941
 125,000 U.S. Treasury Note, 7.750%, due 11/30/1999....  130,651
  50,000 U.S. Treasury Note, 6.750%, due 04/30/2000....   50,974
  50,000 U.S. Treasury Note, 5.625%, due 11/30/2000....   49,131
  50,000 U.S. Treasury Note, 5.500%, due 12/31/2000....   48,880
 200,000 U.S. Treasury Note, 6.625%, due 07/31/2001....  203,250
 150,000 U.S. Treasury Bond, 6.500%, due 10/15/2006....  150,843
                                                     ------------
         TOTAL U.S. GOVERNMENT AND
         AGENCY OBLIGATIONS (COST $3,571,030)........   3,560,586
                                                     ------------
         ASSET BACKED SECURITIES
         ( 3.71% of total investments)
$150,000 Nationsbank Credit Card Master Trust,
         Series 1993-2, Class A, 6.000%, due 12/15/2005 $ 145,098
                                                     ------------
         TOTAL ASSET BACKED SECURITIES (COST $144,533).   145,098
                                                     ------------
         COMMERCIAL PAPER
         ( 5.12% of total investments) (a)

         ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.12%)
 200,000 Duracell Inc., 6.750%, due 01/02/1997.........   199,963
                                                     ------------
         TOTAL COMMERCIAL PAPER(COST $199,963).........   199,963
                                                     ------------
         TOTAL INVESTMENTS IN SECURITIES
         (COST $3,915,526) (b).......................  $3,905,647
                                                     ============
----------------------------------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.
(b)  Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST
                             MONEY MARKET PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                     SECURITY                       VALUE (b)
--------------------------------------------------------------------------------
         CORPORATE BONDS
         (3.80% OF TOTAL INVESTMENTS) (A)

         OIL AND GAS EXTRACTION (3.80%)
$255,000 Western Atlas, Inc. (Put), 5.650%,
         due 07/13/1997................................ $254,201
                                                       ---------
         TOTAL CORPORATE BONDS.........................  254,201
                                                       ---------
         COMMERCIAL PAPER
         (96.20% of total investments) (a)

         COMMUNICATIONS BY PHONE,
         TELEVISION, RADIO, CABLE (4.76%)
 320,000 Lucent Technologies, Inc., 5.290%,
          ue 01/28/1997................................  318,730
                                                       ---------
         DEPOSITORY INSTITUTIONS (4.72%)
 316,000 Bank Of New York,  Inc., 5.320%,
        due 01/09/1997.................................  315,627
                                                       ---------
         ELECTRIC, GAS, WATER, COGENERATION,
         SANITARY SERVICES (19.40%)
 322,000 Browning Ferris Industries, Inc., 5.350%,
         due 01/15/1997 ...............................  321,330
 320,000 Michigan Consolidated Gas Company, 5.410%, due
         01/02/1997....................................  319,952
 340,000 Northern Indiana Public Service Company, Inc.,
         5.350%, due 03/13/1997........................  336,413
 320,000 Northern States Power Company Minnesota, Inc.,
         5.300%, due 01/07/1997........................  319,717
                                                       ---------
                                                       1,297,412
                                                       ---------
         ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.16%)
 345,000 Duracell Inc., 6.000%, due 01/02/1997.........  344,943
                                                       ---------
         FOOD AND KINDRED PRODUCTS (9.78%)
 340,000 Kellogg Corporation, 5.330%, due 01/13/1997...  339,396
 316,000 Philip Morris Companies, Inc., 5.300%,
         due 01/24/1997................................  314,930
                                                       ---------
                                                         654,326
         MEASURING INSTRUMENTS,
         PHOTO GOODS, WATCHES (9.32%)
$315,000   Xerox Corporation, 5.300%, due 01/14/1997...$ 314,397
 310,000 Raytheon Company, Inc., 5.340%, due 01/16/1997  309,310
                                                       ---------
                                                         623,707
                                                       ---------

         NON-DEPOSITORY CREDIT INSTITUTIONS (14.21%)
 320,000 Associates Corp. of North America, Inc.,
         5.340%, due 01/31/1997........................  318,576
 315,000 Ciesco L.P., 5.300%, due 01/14/1997...........  314,398
 319,000 Household Finance Company, Inc., 5.310%,
         due 01/31/1997  ..............................  317,588
                                                       ---------
                                                         950,562
                                                       ---------
         PAPER AND ALLIED PRODUCTS (4.76%)
 320,000 Weyerhauser Company, 5.300%, due 01/29/1997...  318,681
                                                       ---------
         RUBBER AND MISCELLANEOUS
         PLASTICS PRODUCTS  (4.78%)
320,000  Rubbermaid, Inc., 5.420%, due 01/03/1997......  319,904
                                                       ---------
         SECURITY &  COMMODITY BROKERS (19.31%)
 320,000 CS First Boston, Inc., 5.340%, due 01/10/1997.  319,573
 320,000 Goldman Sachs Group L.P., 5.350%,
         due 02/04/1997................................  318,383
 318,000 Merrill Lynch Company, Inc., 5.330%,
         due 01/06/1997................................  317,764
 340,000 JP Morgan & Co., Inc., 5.380%, due 03/17/1997.  336,189
                                                       ---------
                                                       1,291,909
                                                       ---------
         TOTAL COMMERCIAL PAPER......................  6,435,801
                                                       ---------
         TOTAL INVESTMENTS IN SECURITIES............  $6,690,002
                                                       ---------

----------------------------------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.
(b)  Value also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1996
--------------------------------------------------------------------------------

(1) GENERAL

   Conseco Series Trust (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust offers shares only to affiliated life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity contracts.

   Effective May 1, 1993, Great American Reserve Variable Annuity Account C ("Account C") transferred its assets to the Trust in exchange for shares of the Common Stock, Corporate Bond (newly created effective May 1, 1993) and Money Market Portfolios. Since May 1, 1993, the Trust continues to offer shares of each of its portfolios to Account C.

   On July 25, 1994, Great American Reserve Variable Annuity Account E ("Account E") commenced operations and began investing in the shares of the Trust's portfolios.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

   The investments in each portfolio are valued at the end of each New York Stock Exchange business day, with the exception of regional business holidays. Investment transactions are accounted for on the valuation date following the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined on the specific identification basis. The Trust does not hold any investments which are restricted as to resale, except the BJ Services, DSPL Finance, Edison Mission Energy Funding, First Chicago Corporation, Guangdong International Trust & Investments, Ras Laffan Gas, Soc Quimica Y Minera De, USI American Holdings, Inc. and West Fraser Mill bonds held in the Corporate Bond Portfolio and the USI American Holdings, Inc., Uniforet, Inc., and Unisys Corporation bonds and the Time Warner Inc. preferred stock held in the Asset Allocation Portfolio, all of which are eligible for resale under Rule 144A of the Securities Act of 1933.

   The Board of Trustees (the "Trustees") determined that it will value the Money Market Portfolio investments at amortized cost, which is conditioned on the Trust's compliance with certain conditions contained in Rule 2a-7 of the Act. The investment adviser to the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).

   In all portfolios of the Trust, except for the Money Market Portfolio, securities traded on a national securities exchange are valued at closing market prices. Listed securities for which no sale was reported on the valuation date are valued at the mean of the closing bid and asked prices. Short-term notes, U.S. government obligations maturing within one year or less from the date purchased and bank certificates of deposit are valued at amortized cost, which approximates fair value.

   Fixed income securities for which representative market quotes are not readily available are valued at the mid-day mean between the closing bid and asked prices as quoted by one or more dealers who make a market in such securities.

FEDERAL INCOME TAXES

   Each portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under the Internal Revenue Code. The Trust intends to continue to distribute all taxable income to shareholders, and therefore, no provision has been made for federal income taxes.

DIVIDENDS TO SHAREHOLDERS

   Dividends are declared and reinvested from the sum of net investment income and net realized short-term capital gains or losses on a daily basis in the Money Market Portfolio, on a monthly basis in the Corporate Bond and Government Securities Portfolios and on a quarterly basis in the Asset Allocation and Common Stock Portfolios. Distributions are declared and reinvested from net realized long-term capital gains on an annual basis. INCOME EQUALIZATION

   All portfolios, except the Money Market Portfolio, follow the accounting practice known as income equalization by which a portion of the proceeds from sales and costs of redemptions of shares is equivalent, on a per share basis, to the amount of distributable investment income on the date the transaction is credited or charged to undistributed income. As a result, undistributed investment income per share is not materially affected by sales or redemptions of the portfolio shares.

(3) TRANSACTIONS WITH AFFILIATES

   As investment adviser to the Trust, Conseco Capital Management, Inc. (the "Adviser"), a wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange, charges an investment advisory fee based on the daily net asset value at an annual rate of 0.55 percent for the Asset Allocation Portfolio, 0.60 percent for the Common Stock Portfolio, 0.50 percent for the Corporate Bond and Government Securities Portfolios and 0.25 percent for the Money Market Portfolio. The total fees paid to the Adviser for the years ended December 31, 1996 and 1995, were $1,008,557 and $695,347, respectively. The Adviser has agreed to limit the operating expenses of each portfolio so that the ratio of expenses, including investment advisory fees, to average net assets on an annual basis shall not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, and 0.45 percent for the Money Market Portfolio.

(4) INVESTMENT TRANSACTIONS

   The aggregate cost of purchases of investments (excluding U.S. government securities and short-term investments) for the years ended December 31, 1996 and 1995 were $310,865,829 and $214,317,334, respectively. The aggregate proceeds from sales of investments (excluding U.S. government securities and short-term investments) for the years ended December 31, 1996 and 1995 were $303,932,165 and $204,792,532, respectively.

   The aggregate cost of purchases of U.S. government securities (excluding short-term investments) for the years ended December 31, 1996 and 1995 were $21,225,121 and $15,926,727, respectively. The aggregate proceeds from sales of U.S. government securities (excluding short-term investments) for the years ended December 31, 1996 and 1995 were $16,767,507 and $13,354,470, respectively.

   Gross unrealized appreciation and depreciation of investments at December 31, 1996 are shown below:

-----------------------------------------------------------------------------------------------------------------
                                               ASSET         COMMON       CORPORATE     GOVERNMENT        MONEY
                                            ALLOCATION        STOCK         BOND        SECURITIES       MARKET
                                             PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation............. $  2,175,754   $ 36,195,163   $   182,899   $     29,085         $  --

Gross unrealized depreciation ............     (301,841)    (3,666,703)      (96,370)       (38,964)           --
-----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) $  1,873,913   $ 32,528,460   $    86,529   $     (9,879)        $  --
-----------------------------------------------------------------------------------------------------------------

                              CONSECO SERIES TRUST

                                December 31, 1996
--------------------------------------------------------------------------------

(5) NET ASSETS
  Total net assets consisted of the following at December 31, 1996:

                                                                       ASSET         COMMON       CORPORATE
                                                                     ALLOCATION       STOCK         BOND
                                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------
Proceeds from the sales of shares since organization,
   less cost of shares redeemed and net equalization ............   $14,858,293   $138,804,030   $ 17,528,336
Undistributed net realized gains (losses) on sales of investments            --             --       (151,525)

Net unrealized appreciation (depreciation) of investments .......     1,873,913     32,528,460         86,529

     Total net assets ...........................................   $16,732,206   $171,332,490   $ 17,463,340
=============================================================================================================


                                                                   GOVERNMENT       MONEY
                                                                   SECURITIES       MARKET
                                                                   PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------
Proceeds from the sales of shares since organization,
   less cost of shares redeemed and net equalization ............   $ 4,033,570    $6,984,663
Undistributed net realized gains (losses) on sales of investments            --            --
Net unrealized appreciation (depreciation) of investments .......        (9,879)           --
                                                                    -----------    ----------
     Total net assets ...........................................   $ 4,023,691    $6,984,663
=============================================================================================


(6) FINANCIAL HIGHLIGHTS

                           ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED     YEAR ENDED        YEAR ENDED
                                                                  DECEMBER 31,   DECEMBER 31,       DECEMBER 31,
                                                                      1996           1995               1994
--------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of year ..............    $   12.390       $     11.040 $           11.400
   Income from investment operations (a):
     Net investment income ................................         0.419              0.508              0.463
     Net realized gains (losses) and change in unrealized
       appreciation (depreciation) on investments .........         2.774              2.976             (0.526)
                                                              -----------        -----------        -----------

         Total income (loss) from investment operations ...         3.193              3.484             (0.063)
                                                              -----------        -----------        -----------

   Distributions (a):
     Dividends from net investment income and net realized
       short-term capital gains ...........................        (2.075)            (1.827)            (0.266)
     Distribution of net realized long-term capital gains .        (0.038)            (0.307)            (0.031)
                                                              -----------        -----------        -----------
         Total distributions ..............................        (2.113)            (2.134)            (0.297)
                                                              -----------        -----------        -----------
Net asset value per share, end of year ....................   $    13.470        $    12.390        $    11.040
                                                              ===========        ===========        ===========

Total return (b) (d) ......................................        28.30%             31.49%             (0.55%)

Ratios/supplemental data
   Net assets, end of year (c) ............................   $16,732,206        $ 9,583,375        $ 6,172,390
   Ratio of expenses to average net assets (d) ............         0.75%              0.75%              0.75%
   Ratio of net investment income to average net assets (d)         3.15%              4.11%              4.20%
   Portfolio turnover rate ................................       208.13%            194.16%            223.92%

   Average commission paid (f) ............................    $   0.0600                N/A                N/A



---------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED     YEAR ENDED
                                                                   DECEMBER 31,    DECEMBER 31,
                                                                       1993          1992 (e)
---------------------------------------------------------------------------------------------------
Net asset value per share, beginning of year ..............        $   11.630         $   11.740
   Income from investment operations (a):
     Net investment income ................................             0.410              0.633
     Net realized gains (losses) and change in unrealized
       appreciation (depreciation) on investments .........             0.218              0.867
                                                                 ------------        -----------

         Total income (loss) from investment operations ...             0.628              1.500
                                                                 ------------        -----------

   Distributions (a):
     Dividends from net investment income and net realized
       short-term capital gains ...........................            (0.570)            (1.463)
     Distribution of net realized long-term capital gains .            (0.288)            (0.147)
                                                                 ------------        -----------
         Total distributions ..............................            (0.858)            (1.610)
                                                                 ------------        -----------
Net asset value per share, end of year ....................      $     11.400        $    11.630
                                                                 ============        ===========
Total return (b) (d) ......................................            10.38%             10.36%

Ratios/supplemental data
   Net assets, end of year (c) ............................      $   6,161,924       $  4,308,251
   Ratio of expenses to average net assets (d) ............              0.75%              1.25%
   Ratio of net investment income to average net assets (d)              3.55%              5.46%
   Portfolio turnover rate ................................            539.90%            690.17%

   Average commission paid (f) ............................                N/A                N/A


----------------------------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each portfolio for the year ended December 31, 1992.
(e) The BNL High Yield and BNL Convertible Portfolios were merged into the Asset Allocation Portfolio (formerly the BNL Multiple Strategies Portfolio) effective March 11, 1992.
(f) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange Commission beginning in 1996.

                              CONSECO SERIES TRUST

                                December 31, 1996
--------------------------------------------------------------------------------

(6) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          COMMON STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                                  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                                      1996           1995          1994
------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of year ..................   $    18.840    $    16.540    $   16.690
   Income from investment operations (a):
     Net investment income....................................          0.013          0.340         0.240
     Net realized gains (losses) and change in unrealized appreciation
       (depreciation) on investments..........................          8.169          5.675         0.072
------------------------------------------------------------------------------------------------------------
         Total income from investment operations...............         8.182          6.015         0.312
------------------------------------------------------------------------------------------------------------
   Distributions (a):
     Dividends from net investment income and net realized
       short-term capital gains................................         (4.209)       (2.807)        (0.327)
     Distribution of net realized long-term capital gains......         (0.963)       (0.908)        (0.135)
------------------------------------------------------------------------------------------------------------
         Total distributions...................................         (5.172)       (3.715)        (0.462)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE, END OF YEAR ........................   $    21.850    $    18.840    $    16.540
============================================================================================================
Total return (b) (d)...........................................         44.99%         36.30%         1.92%

Ratios/supplemental data
   Net assets, end of year (c).................................   $171,332,490   $109,635,525   $74,759,728
   Ratio of expenses to average net assets (d).................          0.80%          0.80%         0.80%
   Ratio of net investment income to average net assets (d)....          0.06%          1.80%         1.47%
   Portfolio turnover rate.....................................        177.03%        172.55%       213.67%
   Average commission paid (e) ................................   $     0.0600            N/A           N/A


                                                                  COMMON STOCK    PORTFOLIO
                                                                   YEAR ENDED     YEAR ENDED
                                                                  DECEMBER 31,   DECEMBER 31,
                                                                      1993           1992
---------------------------------------------------------------------------------------------

Net asset value per share, beginning of year ..................   $    16.880       $  16.290
   Income from investment operations (a):
     Net investment income.....................................         0.232           0.292
     Net realized gains (losses) and change in unrealized
       appreciation (depreciation) on investments..............         0.920           2.787
---------------------------------------------------------------------------------------------
         Total income from investment operations...............         1.152          3.079
---------------------------------------------------------------------------------------------
   Distributions (a):
     Dividends from net investment income and net realized
       short-term capital gains................................        (1.181)        (1.101)
     Distribution of net realized long-term capital gains......        (0.161)        (1.388)
---------------------------------------------------------------------------------------------
         Total distributions...................................        (1.342)        (2.489)
---------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE, END OF YEAR ........................   $   16.690     $     16.880
=============================================================================================
Total return (b) (d)...........................................          8.35%         18.34%

Ratios/supplemental data
   Net assets, end of year (c).................................   $66,799,824    $  8,307,023
   Ratio of expenses to average net assets (d).................          0.80%          1.25%
   Ratio of net investment income to average net assets (d)....          1.40%          1.73%
   Portfolio turnover rate.....................................        205.81%        461.05%
   Average commission paid (e) ................................            N/A            N/A

----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each portfolio for the year ended December 31, 1992.
(e) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange Commission beginning in 1996.

                              CONSECO SERIES TRUST

                                December 31, 1996
--------------------------------------------------------------------------------


(6) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                    CORPORATE BOND PORTFOLIO (e)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              PERIOD FROM
                                                                    YEAR ENDED    YEAR ENDED     YEAR ENDED   MAY 1, 1993 TO
                                                                   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                       1996          1995           1994           1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of period.................    $    10.150    $    9.450    $     9.980    $     10.000
   Income from investment operations (a):
     Net investment income.....................................          0.662         0.680          0.649           0.417
     Net realized gains (losses) and change in unrealized
        appreciation (depreciation) on investments.............         (0.179)        0.990         (0.912)         0.173
------------------------------------------------------------------------------------------------------------------------------------
         Total income (loss) from investment operations........          0.483         1.670         (0.263)         0.590
------------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
     Dividends from net investment income and net realized
       short-term capital gains.................................        (0.663)        (0.970)       (0.267)        (0.610)
------------------------------------------------------------------------------------------------------------------------------------
         Total distributions....................................        (0.663)        (0.970)       (0.267)        (0.610)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period.......................     $    9.970    $    10.150    $    9.450    $     9.980
====================================================================================================================================
Total return (b) (d)............................................          4.97%        18.25%        (2.65%)       8.84%(f)
Ratios/supplemental data
   Net assets, end of period (c)...............................     $17,463,340   $16,046,368   $12,903,063    $13,577,440
   Ratio of expenses to average net assets (d)..................          0.70%         0.70%          0.70%       0.70%(f)
   Ratio of net investment income to average net assets (d).....          6.65%         6.78%          6.78%       6.22%(f)
   Portfolio turnover rate......................................        276.35%       225.41%        198.48%     406.24%(f)

----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each portfolio for the year ended December 31, 1992.
(e) The Corporate Bond Portfolio became an available investment option effective May 1, 1993, with an initial offering price of $10.00. (f) Annualized.

                              CONSECO SERIES TRUST

                                December 31, 1996
--------------------------------------------------------------------------------
(6) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      GOVERNMENT SECURITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                           DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                               1996           1995          1994           1993         1992 (E)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of year ..............$    12.380    $    11.090    $   11.450    $    11.610     $   12.000
   Income from investment operations (a):
     Net investment income.................................      0.722          0.754         0.720          0.738          0.679
     Net realized gains (losses) and change in unrealized
       appreciation (depreciation) on investments..........     (0.409)         1.119        (1.031)         0.281          0.219
------------------------------------------------------------------------------------------------------------------------------------

         Total income (loss) from investment operations....      0.313          1.873         (0.311)        1.019          0.898
------------------------------------------------------------------------------------------------------------------------------------

   Distributions (a):
------------------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income and net realized
       short-term capital gains............................      (0.707)       (0.583)        (0.049)        (1.179)       (1.094)
     Distribution of net realized long-term capital gains..      (0.046)            --            --             --        (0.194)
------------------------------------------------------------------------------------------------------------------------------------

         Total distributions...............................      (0.753)       (0.583)        (0.049)       (1.179)        (1.288)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value per share, end of year ....................$     11.940    $   12.380    $    11.090    $    11.450    $     11.610
------------------------------------------------------------------------------------------------------------------------------------

Total return (b) (d).......................................       2.75%         17.35%        (2.79%)         8.91%           6.62%

------------------------------------------------------------------------------------------------------------------------------------

Ratios/supplemental data
   Net assets, end of year (c).............................$  4,023,691    $ 4,612,607   $ 4,712,785    $ 7,579,366    $ 10,220,193
   Ratio of expenses to average net assets (d).............       0.70%          0.70%         0.70%          0.70%           1.25%
   Ratio of net investment income to average net assets (d)       6.02%          6.27%         6.45%          6.30%           5.77%
   Portfolio turnover rate.................................     157.62%        284.31%       421.05%        397.42%         742.09%

----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each portfolio for the year ended December 31, 1992.
(e) The BNL Mortgage-Backed Securities Portfolio was merged into the Government Securities Portfolio (formerly the BNL Government Securities Portfolio) effective March 11, 1992.

                              CONSECO SERIES TRUST

                                December 31, 1996
--------------------------------------------------------------------------------
(6) FINANCIAL HIGHLIGHTS

                                                                                  MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                              1996           1995          1994           1993           1992
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of year............. $     1.000    $     1.000    $    1.000    $     1.000       $  1.000
   Income from investment operations (a):
     Net investment income...............................       0.050          0.055         0.038          0.029          0.026
     Net realized gains (losses) and change in unrealized
       appreciation (depreciation) on investments........          --             --            --             --          0.001
-----------------------------------------------------------------------------------------------------------------------------------
         Total income from investment operations.........       0.050          0.055         0.038          0.029          0.027
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
     Dividends from net investment income and net realize
       short-term capital gains..........................       (0.050)       (0.055)        (0.038)       (0.029)        (0.027)
-----------------------------------------------------------------------------------------------------------------------------------
         Total distributions.............................       (0.050)       (0.055)        (0.038)       (0.029)        (0.027)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year .................. $     1.000    $     1.000    $    1.000    $     1.000     $     1.000
====================================================================================================================================
Total return (b) (d).....................................        5.13%          5.46%         3.78%          2.86%          2.66%

Ratios/supplemental data
   Net assets, end of year (c)........................... $  6,984,663   $  5,395,877   $  5,105,367  $  5,229,641    $ 3,111,264
   Ratio of expenses to average net assets (d)...........        0.45%          0.45%         0.45%          0.45%          1.25%
   Ratio of net investment income to average net assets (d)      5.03%          5.46%         3.78%          2.86%          2.66%
   Portfolio turnover rate...............................          N/A            N/A           N/A            N/A            N/A


----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each portfolio for the year ended December 31, 1992.

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
CONSECO SERIES TRUST

   We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities, of Conseco Series Trust (comprising respectively, the Asset Allocation, Common Stock, Corporate Bond, Government Securities, and Money Market Portfolios), as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for each of the Portfolios named above except for the Corporate Bond Portfolio for which the period is May 1, 1993 (inception) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash and securities owned as of December 31, 1996, by correspondence with the custodian and brokers or other auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Conseco Series Trust as of December 31, 1996, the results of their operations for the year ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for each of the Portfolios named above except for the Corporate Bond Portfolio for which the period is May 1, 1993 (inception) to December 31, 1996, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P
------------------------------
    Indianapolis, Indiana
    February 21, 1997

================================================================================
GREAT AMERICAN RESERVE
VARIABLE ANNUITY ACCOUNT E

SPONSOR
Great American Reserve Insurance Company -
Carmel, Indiana.

DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana.

INDEPENDENT PUBLIC ACCOUNTANTS
Coopers & Lybrand L.L.P. - Indianapolis, Indiana.

CONSECO SERIES TRUST
BOARD OF TRUSTEES
WILLIAM P. DAVES, JR., Chairman
   Consultant to the insurance and health care industries.
   Director, President and Chief Executive Officer,
   FFG Insurance Co.,
   Dallas, Texas.
HAROLD W. HARTLEY, Trustee
   Retired. Chartered Financial Analyst.
   Formerly Executive Vice President,
   Tenneco Financial Services Inc.,
   Fort Myers Beach, Florida.
MAXWELL E. BUBLITZ, Trustee and President
   President, Conseco Capital Management, Inc.,
   Carmel, Indiana.
DR. R. JAN LECROY, Trustee
   President, Dallas Citizens Council,
   Dallas, Texas.
DR. JESSE H. PARRISH, Trustee
   Higher education consultant.
   Formerly President, Midland College,
   Midland, Texas.
INVESTMENT ADVISER
Conseco Capital Management, Inc. - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
Coopers & Lybrand L.L.P. - Indianapolis, Indiana.
CUSTODIAN
Bankers Trust Company - New York, New York.

Great American Reserve Insurance Company
11815 North Pennsylvania Street
Carmel, Indiana 46032


                                                                FIRST CLASS MAIL
                                                               U.S. POSTAGE PAID
                                                                      CARMEL, IN
                                                                      PERMIT 369

================================================================================
05-7993 (2/97)


================================================================================
                             GREAT AMERICAN RESERVE
                               INSURANCE COMPANY
                                A Conseco Company


                             Great American Reserve
                           Variable Annuity Account E
================================================================================
                              Conseco Series Trust


                                December 31, 1996
                                  ANNUAL REPORT
                               TO CONTRACT OWNERS

            This report is for the information of contract owners and participants of the Great American Reserve Variable Annuity Account E
      and Conseco Series Trust. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains more complete information, including charges and expenses.

================================================================================